Investment in associated companies - Book Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Jan. 20, 2022
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 90	$ 84	$ 64	$ 152
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	80	49
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	10	4
PES
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0	$ 31